PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 3,155,176
Property, plant and equipment at end of period	2,162,549	$ 3,155,176
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	8,294,171	7,707,685
Additions	1,047,107	665,496
Disposals	(134,121)	(79,010)
Lease reduction	(162,238)
Impairment	(640,890)
Transfer to assets held for sale	(89,719)
Property, plant and equipment at end of period	8,314,310	8,294,171
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(5,138,995)	(4,430,423)
Amortization	1,209,648	787,582
Disposals	(196,882)	(79,010)
Property, plant and equipment at end of period	(6,151,761)	(5,138,995)
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,558	12,558
Additions	0	0
Disposals	0	0
Lease reduction	0
Impairment	0
Transfer to assets held for sale	0
Property, plant and equipment at end of period	12,558	12,558
Land [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	0	0
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,998,820
Property, plant and equipment at end of period	1,920,058	1,998,820
Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,963,983	2,963,983
Additions	0	0
Disposals	0	0
Lease reduction	0
Impairment	0
Transfer to assets held for sale	0
Property, plant and equipment at end of period	2,963,983	2,963,983
Building [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(965,163)	(883,171)
Amortization	78,762	81,992
Disposals	0	0
Property, plant and equipment at end of period	(1,043,925)	(965,163)
Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	0	0
Leasehold Improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,715	43,715
Additions	0	0
Disposals	0	0
Lease reduction	0
Impairment	0
Transfer to assets held for sale	0
Property, plant and equipment at end of period	43,715	43,715
Leasehold Improvements [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(43,715)	(43,715)
Amortization	0	0
Disposals	0	0
Property, plant and equipment at end of period	(43,715)	(43,715)
Production Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	212,164
Property, plant and equipment at end of period	113,137	212,164
Production Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,032,070	1,032,070
Additions	69,245	0
Disposals	(134,121)	0
Lease reduction	0
Impairment	(55,047)
Transfer to assets held for sale	(10,425)
Property, plant and equipment at end of period	901,722	1,032,070
Production Equipment [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(819,906)	(771,589)
Amortization	48,557	48,317
Disposals	(79,878)	0
Property, plant and equipment at end of period	(788,585)	(819,906)
Prototypes [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	915,012
Property, plant and equipment at end of period	1	915,012
Prototypes [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,925,375	3,338,889
Additions	758,454	665,496
Disposals	0	(79,010)
Lease reduction	0
Impairment	(585,843)
Transfer to assets held for sale	(79,294)
Property, plant and equipment at end of period	4,018,692	3,925,375
Prototypes [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(3,010,363)	(2,498,589)
Amortization	1,008,328	590,784
Disposals	0	(79,010)
Property, plant and equipment at end of period	(4,018,691)	(3,010,363)
ROU Asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	16,622
Property, plant and equipment at end of period	116,795	16,622
ROU Asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	316,470	316,470
Additions	219,408	0
Disposals	0	0
Lease reduction	(162,238)
Impairment	0
Transfer to assets held for sale	0
Property, plant and equipment at end of period	373,640	316,470
ROU Asset [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(299,848)	(233,359)
Amortization	74,001	66,489
Disposals	(117,004)	0
Property, plant and equipment at end of period	$ (256,845)	$ (299,848)